Equity - Reserves - Schedule of Movements in Class of Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	$ (2,144,914)	$ (1,729,485)	$ (1,228,692)
Re-measurement of defined benefit plans	17,860	6,267	272,858
Re-allocation between accumulated losses and foreign currency reserve	(108,302)	(332,597)	(653,063)
Translation adjustment due to change in presentation currency		(89,099)	(120,588)
Ending balance	(2,235,356)	(2,144,914)	(1,729,485)
Re-measurement of defined benefit plans reserve [Member]
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	(90,686)	(96,953)	(369,811)
Re-measurement of defined benefit plans	17,860	6,267	272,858
Re-allocation between accumulated losses and foreign currency reserve
Translation adjustment due to change in presentation currency
Ending balance	(72,826)	(90,686)	(96,953)
Foreign currency reserve [Member]
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	(2,054,228)	(1,632,532)	(858,881)
Re-measurement of defined benefit plans
Re-allocation between accumulated losses and foreign currency reserve	(108,302)	(332,597)	(653,063)
Translation adjustment due to change in presentation currency		(89,099)	(120,588)
Ending balance	$ (2,162,530)	$ (2,054,228)	$ (1,632,532)